Stock Transactions (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares
Prepaid expenses | $	$ 58,125	$ 58,125
Common stock share issued for service | shares		50,000
Share price | $ / shares	$ 0.2325	$ 0.2325
Description		April 1, 2021 to September 30, 2021
Expense | $	$ 11,600	$ 25,200
Consultant [Member]
Common stock share issued for service | shares		200,000
Share price | $ / shares	$ 0.2325	$ 0.2325
Description		March 1, 2021 to February 28, 2023